Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	$ 186,563	$ 101,510
Finished goods (Note 5)	220,723	188,154	$ 231,742	$ 179,611
Current inventories	$ 407,286	$ 289,664